ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Results of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	$ 219,711	$ 240,047	$ 395,338
Net loss	(10,250)	(114,909)	21,704
PRC Domestic Entities
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	102,383	89,111	91,087
Net loss	$ (23,543)	$ (79,229)	$ (6,484)